Share-Based Compensation - Summary of Activity for Non-Vested Awards Granted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Shares, Beginning balance	815,928	1,766,960	1,102,396
Granted, Shares	36,576	110,783	708,000
Vested and settled, Shares	(522,762)	(969,815)	(43,436)
Forfeited, Shares	(21,316)	(92,000)
Outstanding, Shares, Ending balance	308,426	815,928	1,766,960	1,102,396
Outstanding, Weighted average Grant Date Fair Value Beginning balance	$ 22.32	$ 15.84	$ 9.87
Granted, Weighted Average Grant Date Fair Value	$ 35.79	$ 20.72	$ 24.93
Vested and settled, Weighted Average Grant Date Fair Value	$ 21.16
Forfeited, Weighted Average Grant Date Fair Value	$ 25.73	$ 24.93
Outstanding, Weighted average Grant Date Fair Value Ending balance	$ 25.65	$ 22.32	$ 15.84	$ 9.87
Outstanding, Aggregate Intrinsic Value Beginning balance	$ 35,101	$ 36,240	$ 19,777
Outstanding, Weighted-Average Contractual Term	1 year 10 months 24 days	3 years 1 month 2 days	5 years 7 months 24 days	7 years 10 months 10 days
Vested and settled, Aggregate Intrinsic Value	20,922	20,189	900
Outstanding, Aggregate Intrinsic Value Ending balance	$ 10,906	$ 35,101	$ 36,240	$ 19,777